Marketable and other securities	6 Months Ended
Jun. 30, 2012
Marketable and other securities [Abstract]
Marketable and other securities
NOTE 6 - Marketable and other securities

Marketable securities consist of securities classified as "available for sale". As of December 31, 2011 and June 30, 2012, marketable securities amounted to $19,703,000 and $10,726,000 respectively.

Of the amount of marketable securities as of June 30, 2012, $7,888,000 were deposited in a secured trust account and, accordingly, were classified as restricted short-term marketable securities.